UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of December 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (13.6%)
U.S. Government Securities (7.9%)
1	United States Treasury Note/Bond	0.250%	10/31/14	12,025	12,034
	United States Treasury Note/Bond	0.250%	5/31/15	220,200	220,304
	United States Treasury Note/Bond	0.375%	6/30/15	222,700	223,152
	United States Treasury Note/Bond	0.375%	8/31/15	105,800	105,965
	United States Treasury Note/Bond	0.250%	9/30/15	256,000	255,759
	United States Treasury Note/Bond	0.250%	11/30/15	260,000	259,472
	United States Treasury Note/Bond	1.500%	6/30/16	314,200	321,417
	United States Treasury Note/Bond	0.875%	1/31/17	44,979	45,022
	United States Treasury Note/Bond	0.750%	10/31/17	120,000	117,787
	United States Treasury Note/Bond	0.625%	4/30/18	90,000	86,765
1	United States Treasury Note/Bond	1.375%	9/30/18	610,000	602,278
	United States Treasury Note/Bond	2.875%	5/15/43	668,420	538,914
					2,788,869
Agency Bonds and Notes (0.4%)
	Arab Republic of Egypt	4.450%	9/15/15	22,500	24,032
	Private Export Funding Corp.	2.250%	12/15/17	51,055	52,392
2	Tennessee Valley Authority	4.375%	6/15/15	35,000	37,007
2	Tennessee Valley Authority	4.625%	9/15/60	19,800	17,587
					131,018
Conventional Mortgage-Backed Securities (5.0%)
[3,4] Fannie Mae Pool		2.500%	1/1/27–1/1/29	3,001	3,529
3,4,5Freddie Mac Gold Pool		3.500%	12/1/40–1/1/44	52,500	52,090
[3,4] Freddie Mac Gold Pool		4.000%	6/1/18–1/1/42	9	9
3,4,5Freddie Mac Gold Pool		4.500%	3/1/29–1/1/44	1,406,389	1,489,885
[3,4] Freddie Mac Gold Pool		5.000%	5/1/30–1/1/44	113,915	123,473
[3,4] Freddie Mac Gold Pool		5.500%	2/1/19–1/1/44	6,865	7,553
4	Ginnie Mae I Pool	4.000%	11/15/39–1/1/44	34,576	36,047
4	Ginnie Mae I Pool	5.000%	6/15/33–1/1/44	20,092	22,093
4	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	93	105
4	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	8,332	9,193
4	Ginnie Mae II Pool	4.000%	12/20/43–1/1/44	5,000	6,113
					1,750,090
Nonconventional Mortgage-Backed Securities (0.3%)
[3,4] Fannie Mae REMICS		3.500%	4/25/31	6,910	6,590
[3,4] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	13,201	13,438
[3,4] Freddie Mac REMICS		3.500%	3/15/31	4,095	3,912
[3,4] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	77,206	77,487
					101,427
Total U.S. Government and Agency Obligations (Cost $4,793,877)					4,771,404
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
4	Ally Master Owner Trust Series 2011-1	2.150%	1/15/16	34,305	34,319
4	Ally Master Owner Trust Series 2012-4	1.720%	7/15/19	25,000	25,033
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	95,780	95,042
4	AmeriCredit Automobile Receivables Trust
	2010-3	2.040%	9/8/15	2,798	2,803
4	AmeriCredit Automobile Receivables Trust
	2010-3	3.340%	4/8/16	6,050	6,106

4	AmeriCredit Automobile Receivables Trust
	2011-1	2.190%	2/8/16	4,296	4,307
4	AmeriCredit Automobile Receivables Trust
	2011-3	1.170%	1/8/16	1,439	1,441
4	AmeriCredit Automobile Receivables Trust
	2011-3	2.280%	6/8/16	10,000	10,030
[4,6] Avis Budget Rental Car Funding AESOP LLC
	2010-4A	2.090%	4/20/15	12,977	13,012
[4,6] Avis Budget Rental Car Funding AESOP LLC
	2010-5A	3.150%	3/20/17	8,000	8,243
4	Banc of America Commercial Mortgage Trust
	2006-2	5.734%	5/10/45	12,360	13,470
4	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	15,041	16,290
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	9,000	9,785
4,6,7CECLO 2013-20A 144A		0.000%	1/25/26	40,000	40,000
[4,6] Citibank Omni Master Trust 2009-A17		4.900%	11/15/18	18,000	18,659
4	COMM 2006-C7 Mortgage Trust	5.752%	6/10/46	10,000	10,848
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	15,496
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	11,091	12,066
[4,6] First Investors Auto Owner Trust 2013-2		1.230%	3/15/19	17,315	17,351
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	27,005	27,511
[4,6] GE Equipment Small Ticket LLC Series 2011-
	1	1.450%	1/21/18	290	290
[4,6] Hertz Vehicle Financing LLC 2010-1A		3.740%	2/25/17	28,680	30,099
[4,6] Hertz Vehicle Financing LLC 2011-1A		2.200%	3/25/16	28,910	29,251
[4,6] Hilton USA Trust 2013-HLT		2.662%	11/5/30	37,815	37,508
[4,6] HLSS Servicer Advance Receivables Backed
	Notes	1.495%	1/16/46	7,065	7,097
[4,6] HLSS Servicer Advance Receivables Backed
	Notes	2.289%	1/15/48	10,350	10,150
4	LB-UBS Commercial Mortgage Trust 2006-C4	5.858%	6/15/38	9,455	10,290
[4,7] LB-UBS Commercial Mortgage Trust 2008-C1		6.151%	4/15/41	24,200	27,725
4	Merrill Lynch Mortgage Trust 2006-C1	5.676%	5/12/39	10,965	11,746
4	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	10,000	10,465
[4,6] OBP Depositor LLC Trust 2010-OBP		4.646%	7/15/45	23,260	25,199
4	Santander Drive Auto Receivables Trust
	2012-5	0.830%	12/15/16	6,365	6,372
[4,6] Springleaf Mortgage Loan Trust 2013-1A		2.310%	6/25/58	7,480	7,200
4	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	6,676
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $601,327)					601,880
Corporate Bonds (40.4%)
Finance (15.8%)
	Banking (11.7%)
	American Express Co.	7.250%	5/20/14	17,000	17,430
	American Express Co.	5.500%	9/12/16	25,000	27,819
	American Express Co.	6.150%	8/28/17	35,000	40,369
	American Express Credit Corp.	2.750%	9/15/15	56,365	58,327
	American Express Credit Corp.	2.800%	9/19/16	13,635	14,256
	American Express Credit Corp.	2.375%	3/24/17	35,650	36,645
	Bank of America Corp.	7.375%	5/15/14	12,590	12,894
	Bank of America Corp.	3.625%	3/17/16	10,000	10,505
	Bank of America Corp.	3.750%	7/12/16	28,940	30,761

Bank of America Corp.	5.625%	10/14/16	22,500	25,020
Bank of America Corp.	5.650%	5/1/18	60,090	68,250
Bank of America Corp.	5.625%	7/1/20	28,825	32,745
Bank of America Corp.	5.875%	1/5/21	10,285	11,810
Bank of America Corp.	5.000%	5/13/21	35,910	39,179
Bank of America Corp.	3.300%	1/11/23	18,875	17,833
Bank of America Corp.	4.100%	7/24/23	47,670	47,669
Bank of America Corp.	5.875%	2/7/42	8,770	10,046
Bank of Montreal	2.500%	1/11/17	71,580	73,547
Bank of Montreal	2.375%	1/25/19	29,000	28,810
Bank of New York Mellon Corp.	2.950%	6/18/15	14,750	15,272
Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	55,927
Bank of Nova Scotia	3.400%	1/22/15	47,000	48,469
Bank of Nova Scotia	2.550%	1/12/17	31,000	32,158
Bank One Corp.	7.750%	7/15/25	25,000	30,892
Barclays Bank plc	2.375%	1/13/14	27,000	27,011
6 Barclays Bank plc	6.050%	12/4/17	12,500	13,928
Barclays Bank plc	6.750%	5/22/19	18,605	22,356
Barclays Bank plc	5.125%	1/8/20	12,065	13,373
Barclays Bank plc	5.140%	10/14/20	7,935	8,452
BB&T Corp.	1.600%	8/15/17	19,775	19,592
BB&T Corp.	5.250%	11/1/19	19,000	21,249
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	17,640
BNP Paribas SA	3.250%	3/11/15	34,770	35,783
BNP Paribas SA	2.400%	12/12/18	11,000	11,017
BNP Paribas SA	3.250%	3/3/23	6,750	6,350
BPCE SA	2.500%	12/10/18	41,670	41,351
Canadian Imperial Bank of Commerce	2.350%	12/11/15	41,000	42,337
Capital One Financial Corp.	7.375%	5/23/14	18,335	18,817
Capital One Financial Corp.	2.150%	3/23/15	24,030	24,428
Capital One Financial Corp.	3.150%	7/15/16	6,787	7,083
Capital One Financial Corp.	4.750%	7/15/21	36,165	38,346
Citigroup Inc.	6.010%	1/15/15	10,099	10,629
Citigroup Inc.	4.750%	5/19/15	6,948	7,306
Citigroup Inc.	4.587%	12/15/15	15,410	16,462
Citigroup Inc.	3.953%	6/15/16	41,322	43,912
Citigroup Inc.	4.450%	1/10/17	7,075	7,662
Citigroup Inc.	6.125%	11/21/17	18,000	20,743
Citigroup Inc.	1.750%	5/1/18	13,000	12,778
Citigroup Inc.	6.125%	5/15/18	8,500	9,854
Citigroup Inc.	2.500%	9/26/18	31,000	31,211
Citigroup Inc.	8.500%	5/22/19	28,000	35,808
Citigroup Inc.	5.375%	8/9/20	72,645	82,289
Citigroup Inc.	4.500%	1/14/22	30,140	31,736
Citigroup Inc.	6.625%	6/15/32	9,000	10,037
Citigroup Inc.	6.000%	10/31/33	15,000	15,759
Citigroup Inc.	6.125%	8/25/36	50,000	53,181
Citigroup Inc.	8.125%	7/15/39	3,380	4,723
Citigroup Inc.	5.875%	1/30/42	7,460	8,289
Citigroup Inc.	4.950%	11/7/43	7,000	6,941
Comerica Inc.	3.000%	9/16/15	3,065	3,181
6 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	28,000	28,718
6 Credit Agricole SA	3.500%	4/13/15	28,000	28,842
Credit Suisse	2.200%	1/14/14	32,000	32,013
Credit Suisse	3.500%	3/23/15	22,970	23,753
Credit Suisse	5.300%	8/13/19	9,000	10,136

Credit Suisse	4.375%	8/5/20	25,000	26,643
Credit Suisse USA Inc.	5.125%	1/15/14	23,825	23,854
Credit Suisse USA Inc.	4.875%	1/15/15	5,430	5,672
Deutsche Bank AG	3.450%	3/30/15	44,000	45,419
Goldman Sachs Group Inc.	3.625%	2/7/16	5,975	6,251
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	27,506
Goldman Sachs Group Inc.	2.900%	7/19/18	55,000	55,922
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	25,270
Goldman Sachs Group Inc.	6.000%	6/15/20	23,755	27,182
Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	76,938
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	75,401
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,418
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	22,420
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	26,454
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	41,077
6 HSBC Bank plc	2.000%	1/19/14	11,000	11,005
6 HSBC Bank plc	3.500%	6/28/15	30,000	31,271
6 HSBC Bank plc	4.750%	1/19/21	42,960	46,228
HSBC Bank USA NA	4.625%	4/1/14	13,100	13,231
HSBC Bank USA NA	5.875%	11/1/34	21,000	22,777
HSBC Holdings plc	4.000%	3/30/22	10,870	11,117
HSBC Holdings plc	7.625%	5/17/32	15,800	19,704
HSBC Holdings plc	6.500%	5/2/36	22,000	25,996
HSBC Holdings plc	6.100%	1/14/42	43,680	51,842
HSBC USA Inc.	1.625%	1/16/18	35,910	35,437
6 ING Bank NV	3.750%	3/7/17	35,000	36,666
JPMorgan Chase & Co.	5.125%	9/15/14	5,625	5,795
JPMorgan Chase & Co.	2.000%	8/15/17	51,000	51,611
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	80,382
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	15,030
JPMorgan Chase & Co.	4.350%	8/15/21	33,285	35,114
JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,321
JPMorgan Chase & Co.	3.250%	9/23/22	22,380	21,425
JPMorgan Chase & Co.	3.375%	5/1/23	21,215	19,674
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	75,977
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	17,300
JPMorgan Chase & Co.	5.625%	8/16/43	13,500	14,226
6 Lloyds Bank plc	4.375%	1/12/15	14,665	15,210
Mellon Funding Corp.	5.000%	12/1/14	12,000	12,480
Merrill Lynch & Co. Inc.	5.000%	2/3/14	15,000	15,049
Merrill Lynch & Co. Inc.	6.875%	4/25/18	32,000	37,796
Merrill Lynch & Co. Inc.	6.110%	1/29/37	30,000	31,950
Morgan Stanley	6.000%	5/13/14	20,894	21,283
Morgan Stanley	4.000%	7/24/15	32,000	33,454
Morgan Stanley	3.800%	4/29/16	9,470	10,007
Morgan Stanley	5.450%	1/9/17	15,000	16,589
Morgan Stanley	5.950%	12/28/17	10,000	11,398
Morgan Stanley	6.625%	4/1/18	15,000	17,500
Morgan Stanley	2.125%	4/25/18	104,400	103,754
Morgan Stanley	7.300%	5/13/19	53,955	65,535
Morgan Stanley	5.500%	7/24/20	15,000	16,761
Morgan Stanley	5.750%	1/25/21	13,900	15,737
Morgan Stanley	7.250%	4/1/32	51,100	63,520
National City Bank	5.800%	6/7/17	50,000	56,308
6 Nordea Bank AB	2.125%	1/14/14	33,000	33,014
6 Nordea Bank AB	3.700%	11/13/14	12,155	12,466
Northern Trust Corp.	3.450%	11/4/20	10,285	10,581

PNC Bank NA	5.250%	1/15/17	16,000	17,610
4 PNC Financial Services Group Inc.	4.459%	5/29/49	7,315	7,315
PNC Funding Corp.	4.250%	9/21/15	5,765	6,095
6 Standard Chartered plc	3.850%	4/27/15	8,525	8,834
State Street Corp.	5.375%	4/30/17	55,500	61,733
6 Svenska Handelsbanken AB	4.875%	6/10/14	29,000	29,534
Svenska Handelsbanken AB	2.875%	4/4/17	57,000	59,350
UBS AG	3.875%	1/15/15	15,107	15,611
UBS AG	4.875%	8/4/20	45,000	49,917
US Bancorp	2.875%	11/20/14	17,000	17,366
US Bancorp	1.650%	5/15/17	25,000	25,191
US Bank NA	4.950%	10/30/14	12,400	12,864
Wachovia Bank NA	4.800%	11/1/14	19,640	20,353
Wachovia Corp.	5.750%	2/1/18	9,500	10,939
Wachovia Corp.	6.605%	10/1/25	15,000	17,059
Wells Fargo & Co.	3.750%	10/1/14	20,000	20,503
Wells Fargo & Co.	3.625%	4/15/15	11,400	11,845
Wells Fargo & Co.	3.676%	6/15/16	17,000	18,055
Wells Fargo & Co.	2.625%	12/15/16	20,000	20,913
Wells Fargo & Co.	5.625%	12/11/17	47,000	53,856
Wells Fargo & Co.	4.600%	4/1/21	40,000	43,214
Wells Fargo & Co.	3.500%	3/8/22	61,300	61,341
Wells Fargo & Co.	3.450%	2/13/23	17,035	16,002
6 Wells Fargo & Co.	4.480%	1/16/24	34,444	34,440
6 Wells Fargo & Co.	5.606%	1/15/44	28,551	29,183

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,420

Finance Companies (1.2%)
General Electric Capital Corp.	5.300%	2/11/21	6,305	7,033
General Electric Capital Corp.	4.650%	10/17/21	65,000	71,068
General Electric Capital Corp.	3.150%	9/7/22	58,351	56,324
General Electric Capital Corp.	3.100%	1/9/23	7,785	7,384
General Electric Capital Corp.	6.750%	3/15/32	75,000	92,564
General Electric Capital Corp.	6.150%	8/7/37	11,850	13,663
General Electric Capital Corp.	5.875%	1/14/38	96,305	108,829
General Electric Capital Corp.	6.875%	1/10/39	33,000	42,259

Insurance (2.4%)
ACE INA Holdings Inc.	2.600%	11/23/15	24,000	24,824
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	16,793
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	17,510
Aetna Inc.	1.750%	5/15/17	2,966	2,959
Aetna Inc.	6.500%	9/15/18	5,395	6,344
Allstate Corp.	6.200%	5/16/14	7,000	7,147
American International Group Inc.	4.125%	2/15/24	15,475	15,367
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	36,716
Cigna Corp.	2.750%	11/15/16	13,365	13,886
6 Five Corners Funding Trust	4.419%	11/15/23	35,685	35,176
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	18,525
6 Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	11,353
6 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,419
Loews Corp.	2.625%	5/15/23	19,375	17,340
6 MassMutual Global Funding II	2.875%	4/21/14	3,878	3,907
6 MassMutual Global Funding II	2.100%	8/2/18	45,015	44,659
MetLife Inc.	4.125%	8/13/42	5,300	4,581

MetLife Inc.	4.875%	11/13/43	25,940	25,149
6 Metropolitan Life Global Funding I	2.000%	1/9/15	17,000	17,212
6 Metropolitan Life Global Funding I	1.500%	1/10/18	35,550	34,823
6 Metropolitan Life Global Funding I	1.875%	6/22/18	16,315	16,021
6 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	31,367
6 New York Life Global Funding	1.650%	5/15/17	53,000	53,288
6 New York Life Insurance Co.	5.875%	5/15/33	44,785	48,592
Prudential Financial Inc.	5.100%	9/20/14	12,000	12,384
Prudential Financial Inc.	4.750%	6/13/15	21,000	22,167
Prudential Financial Inc.	3.000%	5/12/16	3,550	3,695
Prudential Financial Inc.	4.500%	11/15/20	24,055	25,737
6 QBE Insurance Group Ltd.	2.400%	5/1/18	8,185	7,885
Travelers Cos. Inc.	5.800%	5/15/18	8,690	10,009
Travelers Cos. Inc.	5.900%	6/2/19	9,400	10,974
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	25,376
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,096
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,229
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	11,136
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	24,105
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	33,661
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	27,914
WellPoint Inc.	2.300%	7/15/18	12,045	11,951
WellPoint Inc.	4.350%	8/15/20	25,635	27,049
WellPoint Inc.	3.125%	5/15/22	30,450	28,510
WellPoint Inc.	3.300%	1/15/23	20,000	18,760

Real Estate Investment Trusts (0.5%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,443
Duke Realty LP	6.500%	1/15/18	5,170	5,884
HCP Inc.	6.000%	1/30/17	20,000	22,347
Liberty Property LP	6.625%	10/1/17	10,096	11,513
Realty Income Corp.	5.950%	9/15/16	9,940	11,004
Realty Income Corp.	5.750%	1/15/21	8,675	9,563
Simon Property Group LP	5.100%	6/15/15	16,000	17,023
Simon Property Group LP	5.250%	12/1/16	5,000	5,537
Simon Property Group LP	5.875%	3/1/17	15,000	16,756
Simon Property Group LP	6.125%	5/30/18	6,625	7,673
Simon Property Group LP	4.375%	3/1/21	22,000	23,194
Simon Property Group LP	4.125%	12/1/21	12,946	13,418
6 WEA Finance LLC	7.125%	4/15/18	21,425	25,434
				5,549,709
Industrial (21.7%)
Basic Industry (0.6%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	38,590	38,650
EI du Pont de Nemours & Co.	2.750%	4/1/16	23,000	23,984
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	15,630
Rio Tinto Finance USA plc	2.000%	3/22/17	18,285	18,344
Rio Tinto Finance USA plc	1.625%	8/21/17	38,000	37,945
Rio Tinto Finance USA plc	2.250%	12/14/18	33,400	33,200
Rio Tinto Finance USA plc	3.500%	3/22/22	44,000	43,044

Capital Goods (1.5%)
3M Co.	6.375%	2/15/28	20,825	25,334
Boeing Co.	3.750%	11/20/16	23,500	25,392
Caterpillar Financial Services Corp.	1.375%	5/20/14	19,745	19,824
Caterpillar Financial Services Corp.	2.750%	6/24/15	7,500	7,741
Caterpillar Financial Services Corp.	2.625%	3/1/23	48,000	43,430

Caterpillar Inc.	3.900%	5/27/21	32,880	34,164
Caterpillar Inc.	2.600%	6/26/22	9,575	8,914
Caterpillar Inc.	3.803%	8/15/42	20,469	17,160
Deere & Co.	4.375%	10/16/19	13,090	14,472
Dover Corp.	4.875%	10/15/15	10,000	10,745
Eaton Corp.	5.300%	3/15/17	20,000	22,291
Eaton Corp.	6.500%	6/1/25	10,000	11,613
General Dynamics Corp.	3.875%	7/15/21	9,950	10,255
General Electric Co.	2.700%	10/9/22	14,000	13,080
General Electric Co.	4.125%	10/9/42	7,940	7,277
Honeywell International Inc.	4.250%	3/1/21	29,484	31,604
John Deere Capital Corp.	2.000%	1/13/17	53,000	53,932
John Deere Capital Corp.	3.150%	10/15/21	21,251	20,990
Lockheed Martin Corp.	2.125%	9/15/16	6,700	6,892
Raytheon Co.	3.125%	10/15/20	10,000	10,009
6 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	51,497
United Technologies Corp.	1.800%	6/1/17	13,070	13,288
United Technologies Corp.	4.500%	4/15/20	24,170	26,359
United Technologies Corp.	3.100%	6/1/22	10,095	9,911
United Technologies Corp.	4.500%	6/1/42	38,885	37,588

Communication (4.9%)
21st Century Fox America Inc.	4.500%	2/15/21	4,650	4,970
6 21st Century Fox America Inc.	4.000%	10/1/23	5,445	5,371
21st Century Fox America Inc.	6.200%	12/15/34	11,000	12,252
21st Century Fox America Inc.	6.150%	3/1/37	12,668	13,907
21st Century Fox America Inc.	6.650%	11/15/37	5,320	6,171
21st Century Fox America Inc.	6.150%	2/15/41	7,985	8,900
America Movil SAB de CV	3.125%	7/16/22	66,820	61,293
America Movil SAB de CV	6.125%	3/30/40	10,000	10,774
America Movil SAB de CV	4.375%	7/16/42	17,680	14,816
6 American Tower Trust I	1.551%	3/15/18	13,530	13,153
6 American Tower Trust I	3.070%	3/15/23	3,600	3,327
AT&T Inc.	2.500%	8/15/15	21,000	21,557
AT&T Inc.	2.950%	5/15/16	40,093	41,896
AT&T Inc.	1.600%	2/15/17	20,000	20,010
AT&T Inc.	1.400%	12/1/17	20,000	19,705
AT&T Inc.	3.875%	8/15/21	40,000	40,459
AT&T Inc.	3.000%	2/15/22	10,000	9,399
AT&T Inc.	6.500%	9/1/37	50,000	56,755
AT&T Inc.	6.300%	1/15/38	2,863	3,165
AT&T Inc.	6.400%	5/15/38	5,000	5,582
AT&T Inc.	6.550%	2/15/39	19,580	22,203
AT&T Inc.	5.350%	9/1/40	33,257	33,003
AT&T Inc.	5.550%	8/15/41	12,137	12,232
CBS Corp.	4.300%	2/15/21	22,710	23,169
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,500	15,895
Comcast Corp.	4.250%	1/15/33	15,060	13,868
Comcast Corp.	6.450%	3/15/37	20,000	23,065
Comcast Corp.	6.950%	8/15/37	45,000	55,323
Comcast Corp.	4.500%	1/15/43	20,000	18,041
6 COX Communications Inc.	5.875%	12/1/16	40,000	44,272
6 COX Communications Inc.	4.700%	12/15/42	5,250	4,365
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	14,240	14,464
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	42,619

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	11,000	11,542
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	16,655	16,347
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	21,807
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,900	5,050
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,000	10,521
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	11,000	10,499
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	8,000	7,911
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	24,895	25,548
Discovery Communications LLC	5.625%	8/15/19	7,635	8,577
Discovery Communications LLC	5.050%	6/1/20	13,365	14,568
Discovery Communications LLC	3.250%	4/1/23	4,465	4,146
Discovery Communications LLC	4.950%	5/15/42	3,205	2,973
Discovery Communications LLC	4.875%	4/1/43	6,780	6,237
Grupo Televisa SAB	6.625%	1/15/40	13,805	14,631
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	30,438
6 NBCUniversal Enterprise Inc.	1.662%	4/15/18	47,135	46,385
6 NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	81,803
NBCUniversal Media LLC	4.375%	4/1/21	26,000	27,476
Orange SA	8.750%	3/1/31	40,000	54,728
6 SBA Tower Trust	4.254%	4/15/15	16,640	16,915
6 SBA Tower Trust	2.933%	12/15/17	28,850	29,291
Time Warner Cable Inc.	5.850%	5/1/17	70,000	76,643
Time Warner Cable Inc.	5.875%	11/15/40	6,720	5,756
Time Warner Cable Inc.	5.500%	9/1/41	3,360	2,781
Verizon Communications Inc.	3.000%	4/1/16	5,630	5,873
Verizon Communications Inc.	5.500%	4/1/17	35,000	39,437
Verizon Communications Inc.	6.100%	4/15/18	11,000	12,744
Verizon Communications Inc.	3.500%	11/1/21	78,905	78,209
Verizon Communications Inc.	6.400%	9/15/33	62,160	71,665
Verizon Communications Inc.	6.400%	2/15/38	23,000	25,864
Verizon Communications Inc.	4.750%	11/1/41	28,730	26,310
Verizon Communications Inc.	6.550%	9/15/43	89,955	105,341
Verizon New Jersey Inc.	8.000%	6/1/22	14,585	17,668
Verizon Virginia LLC	7.875%	1/15/22	16,000	18,975
Vodafone Group plc	1.250%	9/26/17	37,000	36,031
Vodafone Group plc	5.450%	6/10/19	26,000	29,569
Vodafone Group plc	2.500%	9/26/22	23,185	20,534

Consumer Cyclical (3.7%)
Amazon.com Inc.	2.500%	11/29/22	31,600	28,500
6 American Honda Finance Corp.	2.500%	9/21/15	25,000	25,742
6 American Honda Finance Corp.	1.500%	9/11/17	15,750	15,623
6 American Honda Finance Corp.	1.600%	2/16/18	14,340	13,983
American Honda Finance Corp.	2.125%	10/10/18	29,535	29,321
AutoZone Inc.	4.000%	11/15/20	25,000	25,709
AutoZone Inc.	3.700%	4/15/22	12,752	12,258
AutoZone Inc.	3.125%	7/15/23	22,000	19,900
CVS Caremark Corp.	5.750%	6/1/17	12,176	13,829
CVS Caremark Corp.	2.750%	12/1/22	20,000	18,412

[4,6] CVS Pass-Through Trust		5.926%	1/10/34	15,759	17,127
6	Daimler Finance North America LLC	3.000%	3/28/16	6,500	6,730
6	Daimler Finance North America LLC	2.625%	9/15/16	44,000	45,342
6	Daimler Finance North America LLC	2.250%	7/31/19	55,275	53,668
	eBay Inc.	1.350%	7/15/17	10,960	10,946
	eBay Inc.	2.600%	7/15/22	17,530	16,119
6	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	12,122	12,392
	Home Depot Inc.	3.950%	9/15/20	5,500	5,863
	Home Depot Inc.	4.400%	4/1/21	12,300	13,221
	Home Depot Inc.	2.700%	4/1/23	24,715	22,759
6	Hyundai Capital America	1.625%	10/2/15	13,520	13,533
	Johnson Controls Inc.	5.000%	3/30/20	29,000	31,738
	Johnson Controls Inc.	3.750%	12/1/21	25,000	25,016
	Lowe's Cos. Inc.	5.000%	10/15/15	20,000	21,551
	Lowe's Cos. Inc.	2.125%	4/15/16	16,665	17,099
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,039
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	11,436
	McDonald's Corp.	1.875%	5/29/19	6,180	6,058
	McDonald's Corp.	3.500%	7/15/20	21,760	22,583
	McDonald's Corp.	2.625%	1/15/22	10,175	9,687
6	Nissan Motor Acceptance Corp.	1.950%	9/12/17	42,355	41,884
6	Nissan Motor Acceptance Corp.	1.800%	3/15/18	38,400	37,461
6	Nissan Motor Acceptance Corp.	2.650%	9/26/18	17,180	17,167
	PACCAR Financial Corp.	1.600%	3/15/17	34,687	34,587
	Target Corp.	5.375%	5/1/17	5,000	5,628
	Target Corp.	6.000%	1/15/18	16,500	19,046
	Target Corp.	2.900%	1/15/22	24,000	22,967
	Target Corp.	7.000%	1/15/38	17,500	22,178
	Time Warner Inc.	5.875%	11/15/16	39,000	43,973
	Time Warner Inc.	4.750%	3/29/21	13,000	13,850
	Time Warner Inc.	6.250%	3/29/41	8,000	8,861
	Toyota Motor Credit Corp.	2.800%	1/11/16	29,762	30,897
	Toyota Motor Credit Corp.	2.050%	1/12/17	26,000	26,579
	Toyota Motor Credit Corp.	1.750%	5/22/17	22,000	22,154
	Toyota Motor Credit Corp.	1.250%	10/5/17	34,150	33,489
	Viacom Inc.	6.250%	4/30/16	20,000	22,323
	Viacom Inc.	5.625%	9/15/19	10,000	11,401
	Viacom Inc.	3.875%	12/15/21	9,815	9,772
	Viacom Inc.	4.875%	6/15/43	18,630	16,931
6	Volkswagen International Finance NV	1.625%	3/22/15	50,000	50,492
	Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	78,793
	Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,417
	Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	16,125
	Wal-Mart Stores Inc.	2.550%	4/11/23	70,275	64,035
	Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	59,674
	Walt Disney Co.	5.625%	9/15/16	20,000	22,527

	Consumer Noncyclical (7.1%)
	AbbVie Inc.	1.750%	11/6/17	28,485	28,424
	AbbVie Inc.	2.000%	11/6/18	34,395	33,946
	Altria Group Inc.	4.750%	5/5/21	40,806	43,695
	Altria Group Inc.	2.850%	8/9/22	13,000	11,966
	Altria Group Inc.	4.500%	5/2/43	46,000	40,465
	Amgen Inc.	2.300%	6/15/16	11,460	11,823
	Amgen Inc.	5.150%	11/15/41	31,000	30,799
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,635	8,282
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	10,162

Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	75,000	85,504
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,000	7,501
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	49,836	46,155
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	6,610	5,543
AstraZeneca plc	5.900%	9/15/17	50,000	57,218
AstraZeneca plc	1.950%	9/18/19	40,325	39,496
6 BAT International Finance plc	3.250%	6/7/22	50,880	48,808
Baxter International Inc.	2.400%	8/15/22	34,155	30,954
Becton Dickinson & Co.	1.750%	11/8/16	19,145	19,489
Bestfoods	6.625%	4/15/28	25,000	30,578
Bristol-Myers Squibb Co.	3.250%	11/1/23	16,630	15,925
Cardinal Health Inc.	5.850%	12/15/17	4,000	4,489
Cardinal Health Inc.	1.700%	3/15/18	2,401	2,357
Cardinal Health Inc.	3.200%	3/15/23	11,650	10,896
6 Cargill Inc.	6.000%	11/27/17	7,000	8,013
6 Cargill Inc.	6.125%	9/15/36	22,000	24,678
6 Cargill Inc.	6.625%	9/15/37	42,830	50,927
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,935	1,877
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	36,775	31,845
Coca-Cola Co.	5.350%	11/15/17	50,000	56,834
Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,000	5,106
Coca-Cola Enterprises Inc.	2.000%	8/19/16	13,955	14,222
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,616
Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	15,416
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	25,332	25,219
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	27,826
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	24,847
ConAgra Foods Inc.	1.900%	1/25/18	8,125	8,017
ConAgra Foods Inc.	3.200%	1/25/23	6,990	6,463
Diageo Capital plc	5.500%	9/30/16	11,066	12,394
Diageo Capital plc	2.625%	4/29/23	42,580	38,748
Diageo Investment Corp.	2.875%	5/11/22	17,245	16,434
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	7,406	7,691
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	6,850	6,475
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	6,900	6,251
Eli Lilly & Co.	5.500%	3/15/27	20,000	22,786
Express Scripts Holding Co.	2.650%	2/15/17	58,371	60,228
Express Scripts Holding Co.	4.750%	11/15/21	10,000	10,570
General Mills Inc.	5.650%	2/15/19	6,850	7,955
7 General Mills Inc.	6.390%	2/5/23	50,000	57,310
General Mills Inc.	4.150%	2/15/43	18,400	16,183
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	23,002
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	29,335	27,053
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	17,408
GlaxoSmithKline Capital plc	1.500%	5/8/17	20,770	20,815
GlaxoSmithKline Capital plc	2.850%	5/8/22	43,395	41,127
6 Heineken NV	1.400%	10/1/17	7,495	7,335
6 Heineken NV	2.750%	4/1/23	22,335	19,923
6 Heineken NV	4.000%	10/1/42	1,260	1,040
Johnson & Johnson	6.730%	11/15/23	15,000	18,711
Kaiser Foundation Hospitals	3.500%	4/1/22	11,760	11,176
Kaiser Foundation Hospitals	4.875%	4/1/42	11,840	11,149
Kellogg Co.	4.000%	12/15/20	41,000	42,432
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	29,484
Kraft Foods Group Inc.	2.250%	6/5/17	10,085	10,242
Kraft Foods Group Inc.	3.500%	6/6/22	36,735	35,947
Kraft Foods Group Inc.	5.000%	6/4/42	11,075	10,789

Kroger Co.	2.200%	1/15/17	22,780	23,160
Kroger Co.	3.300%	1/15/21	13,605	13,537
Kroger Co.	3.850%	8/1/23	5,055	4,964
McKesson Corp.	3.250%	3/1/16	4,910	5,127
McKesson Corp.	2.700%	12/15/22	7,010	6,281
McKesson Corp.	2.850%	3/15/23	6,840	6,176
Medtronic Inc.	1.375%	4/1/18	16,225	15,915
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	11,505	11,326
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	6,535	5,349
Merck & Co. Inc.	1.300%	5/18/18	20,615	20,034
Merck & Co. Inc.	3.875%	1/15/21	30,000	31,554
Merck & Co. Inc.	2.800%	5/18/23	15,650	14,555
Merck & Co. Inc.	4.150%	5/18/43	28,405	25,828
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	20,424
Molson Coors Brewing Co.	2.000%	5/1/17	1,036	1,040
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	14,630
Molson Coors Brewing Co.	5.000%	5/1/42	13,220	12,841
Mondelez International Inc.	4.125%	2/9/16	15,000	15,924
Mondelez International Inc.	6.875%	1/26/39	7,000	8,582
Mondelez International Inc.	6.500%	2/9/40	12,000	14,283
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	1,969
PepsiCo Inc.	3.100%	1/15/15	24,287	24,958
PepsiCo Inc.	3.125%	11/1/20	48,610	48,446
PepsiCo Inc.	2.750%	3/5/22	12,360	11,698
PepsiCo Inc.	4.000%	3/5/42	35,200	30,512
Pfizer Inc.	6.200%	3/15/19	28,600	33,910
Pfizer Inc.	3.000%	6/15/23	40,000	37,663
Philip Morris International Inc.	4.500%	3/26/20	25,000	26,951
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,358
Philip Morris International Inc.	2.500%	8/22/22	13,250	12,048
Philip Morris International Inc.	2.625%	3/6/23	23,000	20,691
Philip Morris International Inc.	3.875%	8/21/42	22,785	19,229
4 Procter & Gamble - Esop	9.360%	1/1/21	16,782	21,474
Procter & Gamble Co.	6.450%	1/15/26	25,000	30,991
Procter & Gamble Co.	5.550%	3/5/37	25,000	28,501
6 Roche Holdings Inc.	6.000%	3/1/19	33,711	39,476
6 SABMiller Holdings Inc.	2.450%	1/15/17	15,100	15,497
6 SABMiller Holdings Inc.	3.750%	1/15/22	4,310	4,337
6 SABMiller Holdings Inc.	4.950%	1/15/42	5,700	5,595
6 SABMiller plc	6.500%	7/15/18	30,000	35,226
Sanofi	4.000%	3/29/21	36,275	37,919
St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,652
6 Tesco plc	5.500%	11/15/17	10,000	11,036
Thermo Fisher Scientific Inc.	2.050%	2/21/14	5,216	5,226
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,160	5,275
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,020	6,206
Thermo Fisher Scientific Inc.	3.200%	3/1/16	9,330	9,757
Thermo Fisher Scientific Inc.	1.850%	1/15/18	18,975	18,893
Unilever Capital Corp.	4.250%	2/10/21	78,185	83,459
Wyeth LLC	5.950%	4/1/37	15,000	17,413
Zoetis Inc.	3.250%	2/1/23	3,160	2,951
Zoetis Inc.	4.700%	2/1/43	3,790	3,548

Energy (1.7%)

Apache Corp.	6.900%	9/15/18	5,000	6,041
6 BG Energy Capital plc	2.875%	10/15/16	26,655	27,851
BP Capital Markets plc	3.125%	10/1/15	11,000	11,505
BP Capital Markets plc	3.200%	3/11/16	24,000	25,208
BP Capital Markets plc	2.248%	11/1/16	34,545	35,823
BP Capital Markets plc	4.750%	3/10/19	18,140	20,172
BP Capital Markets plc	4.500%	10/1/20	28,000	30,277
BP Capital Markets plc	4.742%	3/11/21	10,000	10,828
BP Capital Markets plc	3.245%	5/6/22	10,000	9,655
BP Capital Markets plc	2.500%	11/6/22	8,000	7,282
BP Capital Markets plc	3.994%	9/26/23	6,155	6,196
Chevron Corp.	3.191%	6/24/23	42,875	41,244
ConocoPhillips	7.000%	3/30/29	11,500	14,391
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	15,000	16,843
Encana Corp.	6.500%	8/15/34	15,000	16,474
EOG Resources Inc.	5.625%	6/1/19	8,285	9,593
Halliburton Co.	3.500%	8/1/23	61,000	59,113
6 Motiva Enterprises LLC	5.750%	1/15/20	2,535	2,882
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	29,001
Occidental Petroleum Corp.	2.700%	2/15/23	18,000	16,474
6 Schlumberger Investment SA	2.400%	8/1/22	20,765	18,769
Shell International Finance BV	3.250%	9/22/15	13,240	13,858
Shell International Finance BV	4.375%	3/25/20	24,000	26,243
Shell International Finance BV	2.250%	1/6/23	46,000	40,868
Suncor Energy Inc.	5.950%	12/1/34	13,000	13,882
Texaco Capital Inc.	8.625%	4/1/32	25,000	35,666
Total Capital International SA	1.550%	6/28/17	38,435	38,414
Total Capital International SA	2.700%	1/25/23	30,390	27,981

Other Industrial (0.2%)
6 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	12,000	12,683
6 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	13,566
6 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	19,660	20,481
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	21,160

Technology (1.5%)
Apple Inc.	2.400%	5/3/23	43,355	38,752
Apple Inc.	3.850%	5/4/43	15,275	12,763
Cisco Systems Inc.	4.450%	1/15/20	41,500	45,104
EMC Corp.	1.875%	6/1/18	17,750	17,571
EMC Corp.	2.650%	6/1/20	17,750	17,472
EMC Corp.	3.375%	6/1/23	17,750	17,049
Hewlett-Packard Co.	3.750%	12/1/20	33,065	33,024
Hewlett-Packard Co.	4.300%	6/1/21	45,000	45,254
Intel Corp.	3.300%	10/1/21	10,000	9,979
International Business Machines Corp.	2.000%	1/5/16	35,000	35,954
International Business Machines Corp.	1.250%	2/6/17	8,395	8,393
International Business Machines Corp.	5.700%	9/14/17	41,710	47,898
International Business Machines Corp.	3.375%	8/1/23	61,300	59,561
International Business Machines Corp.	7.000%	10/30/25	25,000	31,333
Microsoft Corp.	3.000%	10/1/20	10,000	10,171
Microsoft Corp.	4.000%	2/8/21	13,500	14,329
Microsoft Corp.	4.500%	10/1/40	18,210	17,407
Oracle Corp.	5.000%	7/8/19	35,000	39,674
Oracle Corp.	6.125%	7/8/39	8,000	9,322

Transportation (0.5%)

Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	6,851
6 ERAC USA Finance LLC	6.375%	10/15/17	36,290	42,058
6 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,737
6 ERAC USA Finance LLC	3.300%	10/15/22	745	689
6 ERAC USA Finance LLC	5.625%	3/15/42	31,000	31,002
FedEx Corp.	2.625%	8/1/22	14,760	13,370
FedEx Corp.	2.700%	4/15/23	15,810	14,195
FedEx Corp.	3.875%	8/1/42	4,505	3,677
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	3,820	3,552
Ryder System Inc.	2.500%	3/1/18	32,000	32,155
United Parcel Service Inc.	2.450%	10/1/22	17,095	15,753
United Parcel Service Inc.	4.875%	11/15/40	14,810	15,148
				7,631,783
Utilities (2.9%)
Electric (2.6%)
Alabama Power Co.	5.550%	2/1/17	11,765	12,930
Ameren Illinois Co.	2.700%	9/1/22	58,000	54,188
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	16,812
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	24,392
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	60,491
Duke Energy Carolinas LLC	5.250%	1/15/18	20,980	23,729
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,531
Duke Energy Corp.	2.150%	11/15/16	35,000	35,927
Duke Energy Corp.	1.625%	8/15/17	34,840	34,704
Duke Energy Progress Inc.	2.800%	5/15/22	20,140	19,154
Duke Energy Progress Inc.	6.300%	4/1/38	1,625	1,971
Florida Power & Light Co.	6.200%	6/1/36	22,452	26,862
Florida Power & Light Co.	5.250%	2/1/41	23,745	25,641
Florida Power & Light Co.	4.125%	2/1/42	20,000	18,351
Georgia Power Co.	5.700%	6/1/17	50,000	56,308
Georgia Power Co.	4.300%	3/15/42	25,835	23,173
MidAmerican Energy Holdings Co.	6.500%	9/15/37	35,000	41,026
Mississippi Power Co.	4.250%	3/15/42	20,000	17,407
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	13,403
6 Niagara Mohawk Power Corp.	3.553%	10/1/14	16,500	16,846
NSTAR LLC	4.500%	11/15/19	1,880	2,039
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	11,494
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	10,758
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	8,748
Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	40,543
Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	29,439
PacifiCorp	2.950%	6/1/23	14,835	13,902
Potomac Electric Power Co.	6.500%	11/15/37	8,000	9,887
PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	11,806
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,221
Progress Energy Inc.	3.150%	4/1/22	20,800	19,993
PSEG Power LLC	5.125%	4/15/20	15,000	16,335
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,310
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	19,001
South Carolina Electric & Gas Co.	4.350%	2/1/42	29,880	27,844
Southern California Edison Co.	5.500%	8/15/18	31,730	36,465
Southern California Edison Co.	3.875%	6/1/21	24,860	26,075
Virginia Electric & Power Co.	5.950%	9/15/17	50,000	57,675
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	15,410

Natural Gas (0.3%)

6	DCP Midstream LLC	6.450%	11/3/36	9,375	9,482
6	Dominion Gas Holdings LLC	3.550%	11/1/23	14,085	13,518
	Nisource Finance Corp.	6.400%	3/15/18	50,000	57,547
	TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	31,894
	TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	19,285

					1,037,517
Total Corporate Bonds (Cost $13,700,421)					14,219,009
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
6	Abu Dhabi National Energy Co.	5.875%	10/27/16	10,000	11,122
6	CDP Financial Inc.	4.400%	11/25/19	22,000	24,131
6	Electricite de France SA	4.600%	1/27/20	31,972	34,492
[4,6] Electricite de France SA		5.250%	1/29/49	19,510	19,413
6	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	20,000	18,290
	Korea Finance Corp.	2.875%	8/22/18	32,285	32,505
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	17,825
	Province of New Brunswick	5.200%	2/21/17	30,000	33,656
	Province of Ontario	4.400%	4/14/20	48,000	52,458
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	7,855	8,088
	Statoil ASA	3.125%	8/17/17	33,000	34,740
	Statoil ASA	5.250%	4/15/19	8,895	10,065
	Statoil ASA	2.900%	11/8/20	12,495	12,390
6	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	35,019
Total Sovereign Bonds (Cost $331,328)					344,194
Taxable Municipal Bonds (2.8%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,860	40,612
	California GO	5.700%	11/1/21	15,655	17,619
	California GO	7.550%	4/1/39	39,955	51,781
	California GO	7.300%	10/1/39	3,465	4,358
	California GO	7.600%	11/1/40	17,685	23,348
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	4,445	4,824
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	12,090	12,893
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	13,390	14,938
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	26,641
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,137
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	71,244
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	24,006	25,257
	Houston TX GO	6.290%	3/1/32	23,000	25,726
	Illinois GO	5.100%	6/1/33	2,535	2,362
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	18,981
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	13,130	14,704
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	28,590	35,682
	Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	33,028
	Louisville & Jefferson County KY Metropolitan
	Sewer District Revenue	6.250%	5/15/43	11,000	12,694
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	12,005	13,014
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	16,801

8	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	46,080	55,221
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	38,608
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,561
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	1,883
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	11,965	13,627
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	5,600	6,695
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,180
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	8,070	9,223
	New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	33,157
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	31,790	38,638
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	14,510	16,704
9	Oregon School Boards Association GO	4.759%	6/30/28	15,000	15,737
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	9,605	10,845
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	5,665	6,505
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	58,000	49,175
	President & Fellows of Harvard College
	Massachusetts GO	6.300%	10/1/37	68,000	75,140
	Princeton University New Jersey GO	5.700%	3/1/39	13,020	14,878
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	6,175	7,347
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	13,173
	University of California Regents General
	Revenue	4.601%	5/15/31	19,390	19,282
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	11,330	13,189
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	13,855	16,180
	University of California Revenue	5.770%	5/15/43	23,675	26,269
	Utah GO	3.289%	7/1/20	21,900	22,388
[10] Wisconsin GO		5.700%	5/1/26	9,000	9,846
Total Taxable Municipal Bonds (Cost $923,033)					993,095
					Market
					Value
				Shares	($000)
Common Stocks (39.0%)
Consumer Discretionary (1.7%)
	McDonald's Corp.			1,782,820	172,987
	Mattel Inc.			3,551,070	168,960
	WPP plc			5,825,003	133,416
	Thomson Reuters Corp.			3,204,910	121,210
					596,573
Consumer Staples (4.9%)
	Kraft Foods Group Inc.			6,153,866	331,816
	Philip Morris International Inc.			3,461,000	301,557
	Unilever NV			5,723,330	230,250

Sysco Corp.	5,073,640	183,158
Procter & Gamble Co.	1,687,760	137,401
Altria Group Inc.	3,236,210	124,238
Imperial Tobacco Group plc	3,149,279	122,092
PepsiCo Inc.	1,253,960	104,003
General Mills Inc.	1,538,910	76,807
Kimberly-Clark Corp.	592,220	61,863
British American Tobacco plc	844,920	45,351
		1,718,536
Energy (4.9%)
Chevron Corp.	4,501,560	562,290
Exxon Mobil Corp.	5,228,270	529,101
Royal Dutch Shell plc Class B	5,418,631	204,393
ConocoPhillips	2,759,910	194,988
BP plc ADR	2,555,570	124,226
Enbridge Inc.	2,487,400	108,649
		1,723,647
Financials (5.8%)
Wells Fargo & Co.	11,048,062	501,582
JPMorgan Chase & Co.	7,559,550	442,083
Marsh & McLennan Cos. Inc.	8,139,430	393,623
BlackRock Inc.	845,380	267,537
M&T Bank Corp.	1,914,600	222,898
Plum Creek Timber Co. Inc.	2,733,200	127,121
National Bank of Canada	1,242,300	103,372
		2,058,216
Health Care (6.4%)
Johnson & Johnson	6,175,730	565,635
Merck & Co. Inc.	10,086,390	504,824
Roche Holding AG	1,135,325	318,034
Pfizer Inc.	9,462,397	289,833
Bristol-Myers Squibb Co.	3,052,300	162,230
AstraZeneca plc ADR	2,428,760	144,196
Eli Lilly & Co.	2,605,400	132,875
Baxter International Inc.	1,789,340	124,449
		2,242,076
Industrials (4.6%)
General Electric Co.	14,751,220	413,477
Eaton Corp. plc	5,369,330	408,713
Schneider Electric SA	2,460,988	214,701
United Parcel Service Inc. Class B	1,791,050	188,204
Waste Management Inc.	3,204,280	143,776
Lockheed Martin Corp.	914,450	135,942
Stanley Black & Decker Inc.	1,075,450	86,778
Caterpillar Inc.	386,400	35,089
		1,626,680
Information Technology (4.8%)
Microsoft Corp.	13,830,490	517,675
Analog Devices Inc.	6,609,880	336,641
Intel Corp.	11,060,510	287,131
Cisco Systems Inc.	9,674,720	217,198
Linear Technology Corp.	2,964,280	135,023
Maxim Integrated Products Inc.	3,846,580	107,358
Texas Instruments Inc.	1,917,150	84,182
		1,685,208

Materials (1.9%)
Dow Chemical Co.			4,476,480	198,756
EI du Pont de Nemours & Co.			2,583,650	167,860
International Paper Co.			3,254,830	159,584
Nucor Corp.			2,693,450	143,776
				669,976
Telecommunication Services (1.8%)
Verizon Communications Inc.			7,809,850	383,776
AT&T Inc.			4,033,085	141,803
Vodafone Group plc ADR			2,425,490	95,346
				620,925
Utilities (2.2%)
National Grid plc			21,789,972	284,997
Xcel Energy Inc.			5,993,460	167,457
NextEra Energy Inc.			1,820,190	155,845
Northeast Utilities			3,050,860	129,326
PG&E Corp.			760,600	30,637
				768,262
Total Common Stocks (Cost $9,434,257)				13,710,099
Temporary Cash Investments (0.8%)
			Face
		Maturity Amount
	Coupon	Date	($000)
Repurchase Agreements (0.8%)
Bank of America Securities, LLC
(Dated 12/31/13, Repurchase Value
$21,500,000, collateralized by Federal
Farm Credit Bank 3.440%, 11/13/23, with a
value of $21,930,000)	0.005%	1/2/14	21,500	21,500
Barclays Capital Inc.
(Dated 12/31/13, Repurchase Value
$81,100,000, collateralized by U.S.
Treasury Note/Bond 2.000%, 11/30/20, with
a value of $82,722,000)	0.010%	1/2/14	81,100	81,100
Deutsche Bank Securities, Inc.
(Dated 12/31/13, Repurchase Value
$13,000,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
11/1/26, Government National Mortgage
Assn. 5.000%, 8/15/41, and U.S. Treasury
Note/Bond 1.750%, 5/15/23, with a value of
$13,260,000)	0.030%	1/2/14	13,000	13,000
HSBC Bank USA
(Dated 12/31/13, Repurchase Value
$80,300,000, collateralized by Federal
National Mortgage Assn. 0.000%-3.775%,
12/1/18-7/1/50, with a value of
$81,907,000)	0.020%	1/2/14	80,300	80,300
RBC Capital Markets LLC
(Dated 12/31/13, Repurchase Value
$44,700,000, collateralized by Federal
National Mortgage Assn. 4.000%, 9/1/43,
with a value of $45,594,000)	0.005%	1/2/14	44,700	44,700

RBS Securities, Inc.
(Dated 12/31/13, Repurchase Value
$33,700,000, collateralized by U.S.
Treasury Note/Bond 0.375%, 1/15/16, with
a value of 34,376,000)	0.010%	1/2/14	33,700	33,700
				274,300
Total Temporary Cash Investments (Cost $274,300)				274,300
Total Investments (99.3%) (Cost $30,058,543)				34,913,981
Other Assets and Liabilities-Net (0.7%)[11]				252,309
Net Assets (100%)				35,166,290

1 Securities with a value of $5,406,000 have been segregated as collateral for open swap contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2013.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate value of these securities was $2,264,531,000, representing 6.4% of net assets.
7 Adjustable-rate security.
8 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Cash of $22,070,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Wellesley Income Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Wellesley Income Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,771,404	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	601,880	—
Corporate Bonds	—	14,219,009	—
Sovereign Bonds	—	344,194	—
Taxable Municipal Bonds	—	993,095	—
Common Stocks	12,387,115	1,322,984	—
Temporary Cash Investments		274,300	—
Futures Contracts—Assets[1]	2,632	—	—
Swap Contracts—Assets	—	3,020	—
Total	12,389,747	22,529,886	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
Futures Contracts	Expiration	Long (Short	Settlement	Appreciation)

Wellesley Income Fund

		Contracts)	Long (Short)	Value (Depreciation
10-Year U.S. Treasury Note	March 2014	(14,540)	(1,789,102)	29,483
Ultra Long U.S. Treasury Bond	March 2014	(163)	(22,209)	344
				29,827

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for

Wellesley Income Fund

open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Credit Default Swaps
				Remaining
				Up-front	Periodic
				Fee	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CMBX.NA.AAA.6/Baa1	5/11/63	DBAG	11,325	538	0.500	250
CMBX.NA.AAA.6/Baa1	5/11/63	MSCS	10,545	459	0.500	191
CMBX.NA.AAA.6/Baa1	5/11/63	MSCS	10,545	459	0.500	190
CMBX.NA.AAA.6/Baa1	5/11/63	GSI	11,100	468	0.500	186
CMBX.NA.AAA.6/Baa1	5/11/63	DBAG	11,100	438	0.500	156
CMBX.NA.AAA.6/Baa1	5/11/63	DBAG	22,655	1,094	0.500	518
CMBX.NA.AAA.6/Baa1	5/11/63	MSCS	21,845	1,037	0.500	482
CMBX.NA.AAA.6/Baa1	5/11/63	CSFBI	23,020	1,099	0.500	514
CMBX.NA.AAA.6/Baa1	5/11/63	UBSAG	11,660	428	0.500	131
CMBX.NA.AAA.6/Baa1	5/11/63	CSFBI	11,470	548	0.500	256
CMBX.NA.AAA.6/Baa1	5/11/63	DBAG	11,100	428	0.500	146
			156,365			3,020

1 CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
MSCS—Morgan Stanley Capital Services Inc.
UBSAG—UBS AG.
GSI—Goldman Sachs International
2 CMBX NA—North American Commercial Mortgage Backed Index—AAA Bonds.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Wellesley Income Fund

I. At December 31, 2013, the cost of investment securities for tax purposes was $30,151,394,000. Net unrealized appreciation of investment securities for tax purposes was $4,762,587,000, consisting of unrealized gains of $5,079,003,000 on securities that had risen in value since their purchase and $316,416,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications

By:	VANGUARD WELLESLEY INCOME FUND
/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	VANGUARD WELLESLEY INCOME FUND
/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

By:	VANGUARD WELLESLEY INCOME FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 20, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.